Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 353,842,000	$ 218,484,000
Restricted cash	165,294,000	72,528,000
Accounts receivable, net	48,989,000	10,161,000
Prepaid expenses and other current assets	19,325,000	10,191,000
Total current assets	587,450,000	311,364,000
Property and equipment, net	67,186,000	65,087,000
Intangible assets, net	216,499,000	77,426,000
Goodwill	754,506,000	121,487,000
Other long-term assets	11,269,000	11,888,000
Total assets	1,636,910,000	587,252,000
Current liabilities:
Accounts payable	34,786,000	15,648,000
Funds payable to owners	214,301,000	92,707,000
Hospitality and sales taxes payable	46,958,000	20,721,000
Deferred revenue	107,252,000	49,992,000
Future stay credits	30,995,000	35,140,000
Accrued expenses and other current liabilities	71,833,000	44,022,000
Total current liabilities	506,125,000	258,230,000
Long-term debt, net of current portion	512,000	111,689,000
Other long-term liabilities	112,123,000	22,204,000
Total liabilities	618,760,000	392,123,000
Commitments and contingencies (Note 16)
Redeemable convertible preferred units	0	771,979,000
Redeemable noncontrolling interests	1,770,096,000	0
Equity (Deficit):
Additional paid-in capital	0	0
Accumulated deficit	(751,929,000)	(577,091,000)
Accumulated other comprehensive income (loss)	(59,000)	241,000
Total deficit	(751,946,000)	(576,850,000)
Total liabilities, temporary equity, and equity (deficit)	1,636,910,000	587,252,000
Class A And Class B Common Units
Equity (Deficit):
Vacasa Holdings LLC Class A and Class B Common Units	0	0
Class A Common Stock
Equity (Deficit):
Vacasa Holdings LLC Class A and Class B Common Units	21,000	0
Class B Common Stock
Equity (Deficit):
Vacasa Holdings LLC Class A and Class B Common Units	$ 21,000	$ 0